ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of Accounts Receivable

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Accounts receivable	90,453	80,878	11,618
Allowance for doubtful accounts	(3,585)	(7,147)	(1,027)
Accounts receivable, net	86,868	73,731	10,591

The rollforward in the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance at the beginning of the year	57	12,969	3,585	515
Provisions for the year	14,840	1,303	4,510	648
Reversal of provisions from prior periods due to subsequent cash collection during the year	—	(709)	(221)	(32)
Amounts written off during the year	(1,928)	(9,989)	(734)	(105)
Foreign exchange gain or loss	—	11	7	1
Balance at the end of the year	12,969	3,585	7,147	1,027